Goodwill and Other Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Goodwill, gross					$ 17,753,907
Total Goodwill, net	$ 0		$ 0		$ 17,753,907
Foreign currency translation			229
Total Goodwill, net ,Other			229
Accumulated impairment loss	(17,754,136)		(17,754,136)
Total Goodwill, net ,Impairment	$ 17,754,136	$ 0	$ 17,754,136	$ 0